Segment information - Geographic (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographical information
Net sales	€ 22,202	€ 21,852	€ 23,315
Non-current assets	9,859	9,615
Finland
Geographical information
Net sales	1,605	1,480	1,552
Non-current assets	1,348	1,382
United States
Geographical information
Net sales	6,791	6,792	6,645
Non-current assets	5,083	4,843
Japan
Geographical information
Net sales	1,030	904	977
France
Geographical information
Non-current assets	2,029	1,857
India
Geographical information
Net sales	1,022	945	1,350
Other countries
Geographical information
Net sales	11,754	11,731	€ 12,791
Non-current assets	€ 1,399	€ 1,533